Financial Instruments - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges derivative instruments at fair value, net	£ (43.3)			£ 38.5
Gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44.2
Retained earnings	(3,488.4)			(3,759.7)
Gains on ineffectiveness of cash flow hedges recognised in profit or loss	£ 5.0			£ 2.7
Weighted average growth rate	14.60%			12.40%	14.60%
Risk adjusted discount rate	7.00%			7.60%	7.00%
Increase (decrease) in growth rate in estimated future financial performance	1.00%	1.00%	1.00%
Increase (decrease) in risk-adjusted discount rate	0.50%	0.50%	0.50%
Contracts Due In May 2028
Disclosure of detailed information about financial instruments [line items]
Receipts | €			€ 750.0
Payments | $		$ 810.9
Contracts Due In November 2023
Disclosure of detailed information about financial instruments [line items]
Receipts | €			500.0
Payments | $		$ 604.2
Contracts Due In March 2025
Disclosure of detailed information about financial instruments [line items]
Receipts | €			€ 500.0
Payments	£ 444.1
750 Euro Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount | €					€ 750.0
Eurobonds Due November 2023
Disclosure of detailed information about financial instruments [line items]
Nominal amount | €					€ 750.0
Retained earnings	11.8
Earnout agreements for acquisitions completed in the current year | Bottom of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments	0.0			£ 0.0
Earnout agreements for acquisitions completed in the current year | Top of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments	326.0			226.0
All earn-out agreements | Bottom of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments	0.0			0.0
All earn-out agreements | Top of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments	753.0			695.0
One percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	1.4			9.1
Decrease in combined liabilities due to earn out and put option arrangement	5.5			6.9
0.5 percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	2.5			7.4
Decrease in combined liabilities due to earn out and put option arrangement	2.5			7.3
Derivatives not designated as hedges | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount	955.2			1,004.8
Fair value estimated to be a net asset (liability)	(0.8)			0.4
Derivatives not designated as hedges | Foreign Exchange Contracts | Trade and other payable
Disclosure of detailed information about financial instruments [line items]
Derivative assets				141.5
Derivatives not designated as hedges | Trade and other payable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	108.2
Derivatives in designated hedge relationships | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount						£ 80.6
Fair value estimated to be a net asset (liability)	31.7			(52.7)
Derivatives in designated hedge relationships | Trade and other receivable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31.7			0.6
Derivatives in designated hedge relationships | Trade and other payable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 0.0			£ 53.3
Hedges of net investment in foreign operations | 93 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	93,000,000				93,000,000
Hedges of net investment in foreign operations | 750 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	750,000,000				750,000,000
Hedges of net investment in foreign operations | 220 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	220,000,000				220,000,000
Hedges of net investment in foreign operations | 604 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	810,900,000				810,900,000
Hedges of net investment in foreign operations | 500 Euro Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	500,000,000				500,000,000
Hedges of net investment in foreign operations | 750 Euro Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	750,000,000				750,000,000